Earnings per share - Basic and Diluted (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income available to common shareholders	$ 3,931,556	$ 1,648,286	$ 7,346,326	$ 3,097,138	$ 4,820,064	$ 4,776,808
Weighted average common shares outstanding (in shares)	12,201,185	8,216,567	11,708,746	7,872,609	8,639,212	5,838,574
Effect of dilutive stock options (in shares)	119,313	108,971	113,751	104,673	154,315	280,369
Diluted shares (in shares)	12,320,498	8,325,538	11,822,497	7,977,282	8,793,527	6,118,943
Basic earnings per common share (in dollars per share)	$ 0.32	$ 0.20	$ 0.63	$ 0.39	$ 0.56	$ 0.82
Diluted earnings per common share (in dollars per share)	$ 0.32	$ 0.20	$ 0.62	$ 0.39	$ 0.55	$ 0.78